Victory Pioneer High Yield VCT Portfolio Expense Example - Victory Pioneer High Yield VCT Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,316
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	$ 1,610